Share-Based Compensation - Summary of Performance Options Activity (Detail) - Performance Options [Member] - 2015 EIP [Member] - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding at March 31, 2020	14,518,870
Options Granted	0
Options Forfeited	(93,207)
Stock options outstanding at March 31, 2021	14,425,663	14,518,870
Weighted average exercise price, Beginning balance	$ 38.97
Weighted average exercise price, Granted	0
Weighted average exercise price, Forfeited	46.38
Weighted average exercise price, Ending balance	38.93	$ 38.97
Weighted average grant date fair value, Beginning balance	23.78
Weighted average grant date fair value, Granted	0
Weighted average grant date fair value, Forfeited	22.18
Weighted average grant date fair value, Ending balance	$ 23.42	$ 23.78
Performance Options outstanding at March 31, 2020	5 years	6 years